FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 283	$ 958	$ 15,536
Other current assets	32,600	28,796
Total current assets	58,635	38,921
TOTAL ASSETS	115,078	97,706
Current liabilities
Accrued expenses and other current liabilities	24,402	8,544
Total liabilities	116,436	116,669
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2019 and 2020; 127,697,055 shares and 151,573,363 shares shares issued as of December 31, 2019 and 2020, respectively; 125,664,777 shares and 149,541,085 shares outstanding as of December 31, 2019 and 2020, respectively)	152	128
Additional paid-in capital	288,879	284,887
Treasury stock (2,032,278 shares as of December 31, 2019 and 2020)	(2,351)	(2,351)
Accumulated deficits	(286,365)	(293,892)
Accumulated other comprehensive income	31,308	31,692
Total equity	(1,358)	(18,963)	14,399	$ 123,679
TOTAL LIABILITIES AND EQUITY	115,078	97,706
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets
Cash and cash equivalents	2	2	5	89
Amount due from subsidiaries	34,031	22,776
Other current assets	108	108
Total current assets	34,141	22,886
TOTAL ASSETS	34,141	22,886
Current liabilities
Accrued expenses and other current liabilities	2,518	2,422
Total liabilities	2,518	2,422
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2019 and 2020; 127,697,055 shares and 151,573,363 shares shares issued as of December 31, 2019 and 2020, respectively; 125,664,777 shares and 149,541,085 shares outstanding as of December 31, 2019 and 2020, respectively)	152	128
Additional paid-in capital	288,879	284,887
Treasury stock (2,032,278 shares as of December 31, 2019 and 2020)	(2,351)	(2,351)
Accumulated deficits	(286,365)	(293,892)
Accumulated other comprehensive income	31,308	31,692
Total equity	31,623	20,464	$ 51,399	$ 147,649
TOTAL LIABILITIES AND EQUITY	$ 34,141	$ 22,886